S000003461 [Member] Investment Strategy - Sit International Growth Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing, under normal market conditions, at least 90% of its net assets in common stocks of companies domiciled outside the United States.
In selecting investments for the Fund, Sit Investment Associates, Inc. (the “Adviser”) begins by selecting countries or regions in which to invest. In making its selections, the Adviser considers several factors affecting the economy and equity market of foreign countries and regions, including:
›	economic trends
›	earnings outlook
›	liquidity within the market
›	fiscal and monetary policy
›	currency exchange rate expectations
›	market sentiment
›	social and political trends
After the country and regional allocations are determined, the Adviser seeks industries and sectors that it believes have earnings growth prospects that are greater than the average. Within the selected industries and sectors, the Adviser invests in foreign growth-oriented companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth.
Several factors are considered in the Adviser’s evaluation of a company, including:
›	unique product or service,
›	growing product demand,
›	dominant and growing market share,
›	management experience and capabilities, and
›	strong financial condition.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.
The Fund invests in common stocks of issuers domiciled in at least three foreign countries. As of September 30, 2025, the Fund was invested in common stocks of companies domiciled in 13 foreign countries. Up to 50% of the Fund’s total assets may be invested in equity securities of small‑to medium‑sized emerging growth companies in developed markets (such as Germany and Japan) and developing markets (also referred to as “emerging markets”)(such as Thailand and Brazil). Small companies generally have a capitalization of under $3.0 billion, and medium‑sized companies generally have capitalizations between $2 and $15 billion. Emerging growth companies are small‑and medium‑sized companies that the Adviser believes have a potential for earnings growth over time that is above the growth rate of more established companies or are early in their life cycles.
The Fund may invest in securities representing underlying international securities such as sponsored American Depository Receipts, European Depository Receipts and Global Depository Receipts.
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
In order to hedge against adverse movements in currency exchange rates, the Fund may from time to time enter into forward foreign currency exchange contracts.